MARKETABLE SECURITES (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Marketable securities
	2012	2011
Beginning fair value	$38,000	$190,000
Unrealized losses included in accumulated other comprehensive income	(19,000)	(152,000)
Net carrying value	$19,000	$38,000